Earnings per share, detail (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	$ 3,238	$ (57,346)	$ 5,969
Weighted Average Number Of Share Outstanding Basic And Diluted	51,645,071	33,159,328	26,934,533
Earnings Per Share, Basic and Diluted	$ 0.06	$ (1.73)	$ 0.22
[EarningsLossPerShareBasicMember]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	3,238	(57,346)	5,969
Distributed earnings allocated to restricted shares	(50)	0	(104)
Net Income / (loss) Available to Common Stockholders	3,188	(57,346)	5,865
Weighted average number of common shares, basic	51,645,071	33,159,328	26,934,533
Effect of dilutive restricted shares	0	0	0
Weighted average number of common shares, diluted	51,645,071	33,159,328	26,934,533
Earnings Per Share, Basic and Diluted	$ 0.06	$ (1.73)	$ 0.22
[EarningsLossPerShareDilutedMember]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	3,238	(57,346)	5,969
Distributed earnings allocated to restricted shares	(50)	0	(104)
Net Income (Loss) Available to Common Stockholders, Diluted	$ 3,188	$ (57,346)	$ 5,865
Weighted average number of common shares, basic	51,645,071	33,159,328	26,934,533
Effect of dilutive restricted shares	0	0	0
Weighted average number of common shares, diluted	51,645,071	33,159,328	26,934,533
Earnings Per Share, Basic and Diluted	$ 0.06	$ (1.73)	$ 0.22